Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales	R$ 50,115,679	R$ 47,403,282	R$ 39,755,575
Cost of sales	(33,889,504)	(27,401,527)	(25,076,675)
Adjusted EBITDA	21,736,320	23,849,200	18,272,970
Adjustments to EBITDA	209,947	1,065,887	(1,264,428)
Depreciation, depletion and amortization	(11,297,258)	(9,223,995)	(7,321,110)
Financial result	9,762,165	(28,802,145)	5,780,928
Net income before taxes	20,411,174	(13,111,053)	17,997,216
Total Net Sales
Disclosure of operating segments [line items]
Net sales	50,115,679	47,403,282	39,755,575
Country of domicile
Disclosure of operating segments [line items]
Net sales	9,249,788	9,573,844	8,863,292
Foreign countries
Disclosure of operating segments [line items]
Net sales	40,865,891	37,829,438	30,892,283
Asia
Disclosure of operating segments [line items]
Net sales	18,032,946	15,785,567	13,660,165
Europe
Disclosure of operating segments [line items]
Net sales	10,877,721	12,251,178	9,003,272
North America
Disclosure of operating segments [line items]
Net sales	10,222,303	7,879,965	6,158,439
Central and South America
Disclosure of operating segments [line items]
Net sales	1,657,564	1,849,997	1,995,782
Africa
Disclosure of operating segments [line items]
Net sales	75,357	62,730	74,625
Pulp
Disclosure of operating segments [line items]
Cost of sales	(25,321,167)	(21,261,705)	(19,694,674)
Adjusted EBITDA	18,891,646	20,866,160	15,194,660
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales	37,816,141	37,593,462	30,677,265
Pulp | Country of domicile
Disclosure of operating segments [line items]
Net sales	1,786,984	2,295,258	2,144,199
Pulp | Foreign countries
Disclosure of operating segments [line items]
Net sales	36,029,157	35,298,204	28,533,066
Pulp | Asia
Disclosure of operating segments [line items]
Net sales	17,987,863	15,760,800	13,588,032
Pulp | Europe
Disclosure of operating segments [line items]
Net sales	10,532,908	11,895,394	8,701,141
Pulp | North America
Disclosure of operating segments [line items]
Net sales	6,901,189	6,965,731	5,682,010
Pulp | Central and South America
Disclosure of operating segments [line items]
Net sales	588,451	670,157	558,601
Pulp | Africa
Disclosure of operating segments [line items]
Net sales	18,746	6,122	3,282
Paper
Disclosure of operating segments [line items]
Cost of sales	(8,568,337)	(6,139,822)	(5,382,001)
Adjusted EBITDA	2,844,674	2,983,040	3,078,310
Paper | Total Net Sales
Disclosure of operating segments [line items]
Net sales	12,299,538	9,809,820	9,078,310
Paper | Country of domicile
Disclosure of operating segments [line items]
Net sales	7,462,804	7,278,586	6,719,093
Paper | Foreign countries
Disclosure of operating segments [line items]
Net sales	4,836,734	2,531,234	2,359,217
Paper | Asia
Disclosure of operating segments [line items]
Net sales	45,083	24,767	72,133
Paper | Europe
Disclosure of operating segments [line items]
Net sales	344,813	355,784	302,131
Paper | North America
Disclosure of operating segments [line items]
Net sales	3,321,114	914,234	476,429
Paper | Central and South America
Disclosure of operating segments [line items]
Net sales	1,069,113	1,179,840	1,437,181
Paper | Africa
Disclosure of operating segments [line items]
Net sales	R$ 56,611	R$ 56,608	R$ 71,343